Financial Instruments - Summarizes Sugar Price and Aluminum Price Contracts (Detail) - MXN ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Fair Value Asset	$ 955,000,000	$ 4,615,000,000
Cash flow hedges [member] | Sugar price contracts [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date		2017
Notional Amount		$ 572,000,000
Fair Value Asset		$ 370,000,000
Cash flow hedges [member] | Sugar price contracts [member] | 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2018
Notional Amount	$ 986,000,000
Fair Value (Liability)	(26,000,000)
Fair Value Asset	$ 19,000,000
Cash flow hedges [member] | Sugar price contracts [member] | 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2019
Notional Amount	$ 150,000,000
Fair Value Asset	$ 3,000,000
Cash flow hedges [member] | Aluminum price contracts [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date		2016
Notional Amount		$ 74,000,000
Fair Value Asset		$ 5,000,000